Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations
Sales	$ 82,563	$ 104,458
Cost of goods sold	49,551	84,871
Gross profit (loss)	33,012	19,587
Expense
Consulting services	231,630	725,240
Website expense	5,337	12,328
Depreciation expense	4,474	4,101
Amortization expense	84,444	105,556
Legal and professional services	43,247	84,457
Advertising and marketing	234,519	5,234
Bad debt expense	0	0
License fee	35,973	0
Rent	4,800	10,320
Royalty expense - related party	3,300
General and administrative	673,621	523,478
Total expenses	1,321,345	1,470,714
Net operating loss	(1,288,333)	(1,451,127)
Other expense
Net other income (expense)	154	0
Prepayment penalty	0	(74,848)
Interest expense	(370,587)	(285,327)
Total other income (expense)	(370,433)	(360,175)
Profit (loss) before taxes	(1,658,766)	(1,811,302)
Income tax expense	0	0
Net profit (loss)	$ (1,658,766)	$ (1,811,302)
Net profit (loss) per common share
Basic	$ (0.00)	$ (0.00)
Diluted	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding
Basic	330,728,489	194,420,001
Diluted	806,448,924	225,537,811